Deferred Underwriting Compensation	12 Months Ended
Dec. 31, 2021
Deferred Underwriting Compensation [Abstract]
Deferred Underwriting Compensation
5.	Deferred Underwriting Compensation
The Company is committed to pay a deferred underwriting discount totaling $12,075,000 or 3.50% of the gross offering proceeds of the Public Offering, to the underwriter upon the Company’s consummation of a Business Combination. The underwriter is not entitled to any interest accrued on the Deferred Discount, and no Deferred Discount is payable to the underwriter if there is no Business Combination.